RULE 497 DOCUMENT

On behalf of Deutsche Fixed Income Opportunities Fund, Deutsche Global High Income Fund, Deutsche GNMA Fund, Deutsche High Income Fund, Deutsche Multisector Income Fund, and Deutsche Short Duration Fund, each a series of Deutsche Income Trust (the “Fund”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the form of prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) under the Securities Act on February 1, 2018; such form of prospectus (accession number 00000880153-18-000094) is incorporated by reference into this Rule 497 Document.